STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Oct. 31, 2011	Oct. 31, 2010
Cash flows used in operating activities
Net (loss)	$ (118,921)	$ (130,177)	$ (538,226)	$ (552,462)
Adjustments to reconcile net loss to net cash used in operating activities:
Consulting -Debt Settlement	0	9,375	9,376	0
Consulting - Stock based compensation	9,589	0	179,789	161,366
Depreciation	0	255	425	1,021
Depletion	65,570	127,219	370,199	121,136
Write down in carrying value of oil and gas properties			0	1
Foreign exchange gain / loss	(1,426)	0	52,823	23,765
Accredited interest on loan payable			6,334	11,672
Change in operating assets and liabilities:
(Increase)/Decrease in accounts receivable	54,442	(100,984)	(156,001)	(32,684)
(Increase)/ Decrease in prepaid expenses and deposit	145,469	(6,449)	(304,699)	(2,338)
Increase in accounts payable	(200,241)	29,644	184,877	(61,813)
Net cash used in operating activities	(45,518)	(71,117)	(195,103)	(330,336)
Cash flows used in investing activities
Oil and gas property acquisition and exploration costs	(45,201)	(241,876)	(697,690)	(285,242)
Net cash from (used in) investing activities	(45,201)	(241,876)	(697,690)	(285,242)
Cash flows from financing activities
Payments of loan payable	0	(104,986)	329,903	165,000
Proceeds from private placement and convertible debt	200,000	620,000	36,908	183,400
Proceeds from Stock Options and warrant	0	14,586	494,194	0
Net cash from financing Activities	200,000	529,600	861,005	348,400
Increase in cash and cash equivalents	109,281	216,607	(31,788)	(267,178)
Cash and cash equivalents, beginning of period	31,201	62,989	62,989	330,167
Cash and cash equivalents, end of period	$ 140,482	$ 279,596	$ 31,201	$ 62,989